Cash and cash equivalents (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 27,646	$ 41,390
Cash equivalents	62,413	37,030
Cash and cash equivalents	90,059	$ 78,420	$ 86,439	$ 165,955
Proceeds from sale portion of other financial assets	25,000
Proceeds from redemption of marketable securities	$ 19,800